Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	$ 5,146
Severance and Other Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	2,885
Property, Equipment and Intangible Assets
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,286
Closure and Other Contractual Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	975
Cost Of Revenues
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	57
Sales and Marketing
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,494
Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,222
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	$ 2,373